Write-down and loss on sale of vessels	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment Assets Held-for-sale Disclosure [Abstract]
Asset Impairment Charges
18. Gain on Sale and (Write-down) of Assets
The Company's write-downs and vessel sales generally relate to vessels approaching the end of their useful lives as well as other vessels it strategically sells, or is attempting to sell, to reduce exposure to a certain vessel class.

The following table shows the gains (losses) on sale and (write-down) of assets for the years ended December 31, 2022, 2021, and 2020:

			Gain on Sale and (Write-down) of Assets
			Year Ended December 31,
Segment	Asset Type	Completion of Sale Date	2022 $	2021 $	2020 $
Teekay Parent Segment – Offshore Production (1)	1 FPSO unit	N/A	—	—	(33,495)
Teekay Parent Segment – Offshore Production (2)	1 FPSO unit	Jul-2022	12,975	—	(37,198)
Teekay Parent Segment - Marine Services and Other	Operating lease right-of-use asset	N/A	—	—	(9,100)
Teekay Tankers Segment - Conventional Tankers	3 Aframax / LR2's and 1 Suezmax	Apr/Sep-2022	9,954	—	—
Teekay Tankers Segment - Conventional Tankers (3)(4)	4 Suezmaxes	N/A	—	(66,916)	—
Teekay Tankers Segment - Conventional Tankers (3)	3 LR2 Tankers	N/A	—	(18,381)	—
Teekay Tankers Segment - Conventional Tankers	2 Aframax / LR2's	N/A	—	(4,314)	(4,936)
Teekay Tankers Segment – Conventional Tankers (5)	4 Aframax / LR2's	N/A	—	—	(25,869)
Teekay Tankers Segment – Conventional Tankers (5)(6)	2 Aframax / LR2's	Feb-2021	—	—	(22,579)
Teekay Tankers Segment - Conventional Tankers (5)	2 Aframax / LR2's	Sep/Nov-2021	—	(2,042)	(13,634)
Teekay Tankers Segment – Conventional Tankers	2 Aframax / LR2's	Apr-2020	—	—	3,081
Teekay Tankers Segment – Conventional Tankers	3 Suezmaxes	Feb/Mar-2020	—	—	(2,627)
Teekay Tankers Segment – Conventional Tankers	Operating lease right-of-use assets	N/A	(1,066)	(715)	(2,881)
Total			21,863	(92,368)	(149,238)
(1)During the year ended December 31, 2020, Teekay Parent recognized an impairment charge on the Petrojarl Banff FPSO unit.
(2)During 2020, the Company made changes to its expected cash flows from the Sevan Hummingbird FPSO unit based on the market environment and oil prices, and contract discussions with the customer, which resulted in a full write-down of its carrying value. During the year ended December 31, 2022, Teekay Parent completed the sale of the Sevan Hummingbird FPSO for a net price of $13.0 million.
(3)During the year ended December 31, 2021, Teekay Tankers wrote down the carrying values of three Suezmax tankers and four Aframax / LR2 tankers by $85.0 million to their estimated fair values using appraised values provided by third parties, primarily due to a weaker near-term tanker market outlook and a reduction in charter rates as a result of the current economic environment, which was impacted by the COVID-19 pandemic. In March 2022, Teekay Tankers agreed to the sale of one Aframax / LR2 tanker for a sales price of $15.0 million. The vessel and its bunker and lube oil inventory were classified as held for sale on the Company's consolidated balance sheet as at December 31, 2021. During the year ended December 31, 2021, the vessel was written down to its estimated sales price less estimated selling costs.
(4)In January 2022, Teekay Tankers agreed to the sale of one Suezmax tanker for a sales price of $15.5 million. The vessel and its bunker and lube oil inventory were classified as held for sale on the Company's consolidated balance sheet as at December 31, 2021. During the year ended December 31, 2021, the vessel was written down to its agreed sales price less selling costs.
(5)During the year ended December 31, 2020, Teekay Tankers wrote down the carrying values of nine Aframax / LR2 tankers to their estimated fair values, using appraised values provided by third parties, primarily due to a weaker near-term tanker market outlook and a reduction of charter rates as a result of the current economic environment, which had been impacted by the COVID-19 pandemic. Teekay Tankers recorded a write-down of $65.4 million related to these vessels. In
January 2022, Teekay Tankers agreed to the sale of one of the previously written-down Aframax / LR2 vessels for a price of $13.1 million. The vessel and its bunker and lube oil inventory were classified as held for sale on the Company's consolidated balance sheet as at December 31, 2021.
(6)During the year ended December 31, 2021, Teekay Tankers agreed to the sale of two Aframax / LR2 tankers for an aggregate sales price of $32.0 million. The vessels were delivered to their new owners in March 2021 and both vessels and their related bunkers and lube oil inventory were classified as held for sale on the Company's consolidated balance sheet as at December 31, 2020. The vessels were written down to their agreed sales price less selling costs.

See Note 3 – Segment Reporting for the (write-downs) and gains (losses) on sale of assets, by segment for 2022, 2021 and 2020.